EARNINGS PER ORDINARY SHARE (Details Textual) (Employee Stock Option [Member])	12 Months Ended
Sep. 30, 2013
Employee Stock Option [Member]
Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,000